Pension Plans and Other Postretirement Benefits (Details Textual) (USD $)	12 Months Ended							3 Months Ended	9 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Germany [Member]	Dec. 31, 2010 Germany [Member]	Dec. 31, 2009 Germany [Member]	Sep. 30, 2012 Domestic plans [Member]	Sep. 30, 2012 Domestic plans [Member]	Sep. 30, 2011 Foreign plans [Member]	Dec. 31, 2011 Domestic plans [Member]	Dec. 31, 2010 Domestic plans [Member]	Dec. 31, 2009 Domestic plans [Member]	Dec. 31, 2012 Domestic plans [Member]	Dec. 31, 2012 Domestic plans [Member] Government Bonds [Member]	Dec. 31, 2012 Domestic plans [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Domestic plans [Member] Cash and cash equivalents [Member]	Dec. 31, 2012 Domestic plans [Member] Equity Securities [Member]	Dec. 31, 2011 Foreign plans [Member]	Dec. 31, 2010 Foreign plans [Member]	Dec. 31, 2009 Foreign plans [Member]	Dec. 31, 2012 Foreign plans [Member]	Dec. 31, 2012 Foreign plans [Member] Government Bonds [Member]	Dec. 31, 2012 Foreign plans [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Foreign plans [Member] Cash and cash equivalents [Member]	Dec. 31, 2012 Foreign plans [Member] Equity Securities [Member]	Dec. 31, 2012 Foreign plans [Member] Insurance Contracts [Member]	Dec. 31, 2012 Foreign plans [Member] Other [Member]	Dec. 31, 2012 Defined benefit postretirement health coverage [Member]	Dec. 31, 2011 Defined benefit postretirement health coverage [Member]	Dec. 31, 2010 Defined benefit postretirement health coverage [Member]	Dec. 31, 2009 Defined benefit postretirement health coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Company Contributions								$ 13,000,000		$ 3,000,000
Employer contributions		18,000,000	16,000,000					5,000,000		13,000,000	14,000,000	12,000,000							4,000,000	4,000,000
Defined benefit pension plans, percentage					3.00%	1.75%	1.75%				4.25%	4.38%	4.36%						2.25%	2.06%	2.32%
Employer expected contributions														16,000,000								3,000,000
Curtailment gain on domestic pension benefits									1,000,000		(6,000,000)
Target allocations															19.00%	19.00%	2.00%	60.00%					15.00%	24.00%	1.00%	30.00%	25.00%	5.00%
Net periodic postretirement benefit cost											14,000,000	14,000,000	16,000,000						11,000,000	8,000,000	8,000,000									7,000,000	7,000,000	7,000,000
Service cost for benefits earned		26,000,000	21,000,000								19,000,000	15,000,000	16,000,000						7,000,000	6,000,000	5,000,000									1,000,000	1,000,000	1,000,000
Interest cost on benefit obligations		11,000,000	8,000,000								7,000,000	5,000,000	3,000,000						4,000,000	3,000,000	4,000,000									5,000,000	5,000,000	5,000,000
Amortization of prior service cost and net actuarial gain																														1,000,000	1,000,000	1,000,000
Unrecognized prior service cost																														10,000,000	12,000,000
Unrecognized net actuarial losses																														10,000,000	5,000,000
Estimated prior service benefit to be amortized		1,000,000																											1,000,000
Estimated Net Actuarial Loss to be amortized		2,000,000																											0
Related earnings effects include discount rates																														4.58%	5.10%
Initial healthcare trend rate																														7.50%	7.50%
Initial healthcare trend rate decline																													4.50%
Initial healthcare trend rate decline period																														2024
Increasing or decreasing the healthcare cost trend rates																														1.00%
Accumulated postretirement benefit obligation																														9,000,000	10,000,000
Accumulated postretirement benefit obligation, Decrease																														8,000,000	9,000,000
Pension Plans And Other Postretirement Benefits (Textual) [Abstract]
Annual earnings in percentage	4.00%
Annual earnings	9,800
Recognized expense		6,000,000	4,000,000	2,000,000
Employee retirement minimum eligible age	60 years
Defined benefit pension plans benefit period	3 years
Defined benefit pension plan compensation period	10
Pension plan expense description		Less Than 1	Less Than 1	Less Than 1
Pension expense		1,000,000	1,000,000	1,000,000
Estimated prior service benefit to be amortized		$ 1,000,000																											$ 1,000,000